Certnys

1-32039

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

[redacted]

13000232

January 29, 2013

Received SEC
JAN 29 2013
Washington, DC 20549

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, CapLease, Inc. 7.25% Series C Cumulative Redeemable Preferred Stock, par value $0.01 per share, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 18, 2013. Tentative listing date – January 30, 2013.

Sincerely,

EMecabe

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com